Note 11 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Average balance outstanding	$ 5,585	$ 9,745
Maximum amount outstanding at any month-end during the period	11,000	10,000
Federal Home Loan Bank short-term borrowings	$ 10,000	$ 9,000
Average interest rate during the period	2.52%	2.02%
Weighted average interest rate at end of period	1.81%	2.62%